OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure Other Long Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES
Brookfield Renewable’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	2022	2021
Contract liabilities	$662	$635
Lease liabilities	526	434
Regulatory liabilities(1)	149	130
Pension obligations	51	77
Concession payment liability	10	10
Due to related parties	1	34
Other	132	120
	$1,531	$1,440
(1)Regulatory liabilities are related to the regulated pricing mechanism at certain of Brookfield Renewable’s Spanish assets.
Contract liabilities are the result of the amendment to the energy revenue agreement between Brookfield and several entities owned by Brookfield Renewable in the United States. See Note 25 – Other long-term assets, for additional details regarding Brookfield Renewable’s contract balances. See Note 30 – Related party transactions, for additional details regarding Brookfield Renewable’s revenue agreements with Brookfield.